ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued payroll and staff welfare	$ 13,154	$ 9,147
Individual income tax withheld	621	875
VAT payable	327	152
Accrued professional fees	2,284	1,950
Accrued advertising fees	5,343	1,004
Credit card processing charges	449	401
Accrued sales return	1,417	751
Other accrued expenses	1,474	1,280
Total	25,069	15,560
Movements in accrued sales return
Balance at the beginning of the period	751	116
Allowance for sales return made in the year	14,418	9,897
Utilization of accrued sales return	(13,752)	(9,262)
Balance at the end of the period	$ 1,417	$ 751